SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2024
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
The changes in the common shares issued and outstanding during the period presented were as follows:

	Note	Number of common shares	Share capital
Balance, at March 31, 2022		92,267,724	$530,241
Exercise of stock options		291,659	6,318
Common shares held in trust		(337,496)	(12,365)
Repurchase of common shares		(619,695)	(3,561)
Balance, at March 31, 2023		91,602,192	$520,633
Exercise of stock options		105,398	2,754
Common shares held in trust	19	(387,794)	(23,820)
Initial public offering, net of offering costs and deferred tax		6,900,000	366,332
Repurchase of common shares		(300)	(2)
Balance, at March 31, 2024		98,219,496	$865,897